As filed with the Securities and Exchange             Registration No. 33-34370*
Commission on September 14, 1998                      Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 36 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

      [ ]   immediately upon filing pursuant to paragraph (b) of Rule 485

      [X]   on October 1, 1998 pursuant to paragraph (b) of Rule 485


*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

                      VARIABLE ANNUITY ACCOUNT B
                         CROSS REFERENCE SHEET


FORM N-4                                                               LOCATION - PROSPECTUS DATED MAY 1, 1998, AND AS
ITEM NO.                        PART A (PROSPECTUS)                      AMENDED BY SUPPLEMENT DATED OCTOBER 1, 1998
   1           Cover Page...........................................   Cover Page

   2           Definitions..........................................   Definitions

   3           Synopsis.............................................   Prospectus Summary; Fee Table, and as
                                                                       supplemented

   4           Condensed Financial Information......................   Condensed Financial Information

   5           General Description of Registrant, Depositor, and
               Portfolio Companies..................................   The Company; Variable Annuity Account B; The
                                                                       Funds, and as supplemented

   6           Deductions and Expenses..............................   Charges and Deductions; Distribution

   7           General Description of Variable Annuity Contracts....   Purchase; Miscellaneous

   8           Annuity Period.......................................   Annuity Period

   9           Death Benefit........................................   Death Benefit During Accumulation Period; Death
                                                                       Benefit Payable During the Annuity Period

   10          Purchases and Contract Value.........................   Purchase; Contract Valuation

   11          Redemptions..........................................   Right to Cancel; Withdrawals

   12          Taxes................................................   Tax Status

   13          Legal Proceedings....................................   Miscellaneous - Legal Matters and Proceedings

   14          Table of Contents of the Statement of Additional
               Information..........................................   Contents of the Statement of Additional
                                                                       Information

FORM N-4                        PART B (STATEMENT OF                 LOCATION - STATEMENT OF ADDITIONAL INFORMATION
ITEM NO.                       ADDITIONAL INFORMATION)                             DATED MAY 1, 1998
   15          Cover Page...........................................    Cover page

   16          Table of Contents....................................    Table of Contents

   17          General Information and History......................    General Information and History

   18          Services.............................................    General Information and History; Independent
                                                                        Auditors

   19          Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

   20          Underwriters.........................................    Offering and Purchase of Contracts

   21          Calculation of Performance Data......................    Performance Data; Average Annual Total Return
                                                                        Quotations

   22          Annuity Payments.....................................    Annuity Payments

   23          Financial Statements.................................    Financial Statements

                                 Part C (Other Information)
                                 --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 36 by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 17, 1998 (Accession No. 0000950146-98-000658).

Three Supplements to the Prospectus, each dated October 1, 1998, are included in Part A of this Post-Effective Amendment.

                              AETNA MARATHON PLUS


                           VARIABLE ANNUITY ACCOUNT B
                   Aetna Life Insurance and Annuity Company


                        Supplement Dated October 1, 1998
                           to May 1, 1998 Prospectus


This supplement describes Series D of Aetna GET Fund ("GET D"), an investment option which may be available under the Contract described by the Variable Annuity Account B Prospectus, and a guarantee offered by the Aetna Life Insurance and Annuity Company ("Aetna") in connection with investments in GET D. GET D may not be available in all jurisdictions or under all Contracts. See the prospectus for GET D for a more complete description of the Fund, including charges and expenses.

AETNA GET FUND--SERIES D

GET D seeks to achieve maximum total return without compromising a minimum targeted rate of return by participating in favorable equity market performance during the Guaranteed Period which runs from January 16, 1999 through January 15, 2004. GET D shares will be offered for a limited time period, from October 15, 1998 through the close of business on January 15, 1999 ("Offering Period"). Aeltus Investment Management, Inc. is the investment adviser to GET D.

THE GET FUND GUARANTEE

GET D will mature on January 15, 2004 ("Maturity Date"), which will end the Guaranteed Period for GET D. Aetna guarantees that the value of a GET D accumulation unit on the Maturity Date will not be less than the value of a GET D accumulation unit as valued after the close of business on the last day of the Offering Period. If necessary, Aetna will transfer funds from its General Account to GET D to offset any shortfall. THIS GUARANTEE DOES NOT APPLY TO WITHDRAWALS OR TRANSFERS MADE BEFORE THE MATURITY DATE. Such withdrawals or transfers are made at the actual accumulation unit value on the date of the transaction.

GET D is only available as an investment option during the accumulation period. GET D should not be selected if annuity payments or other withdrawals or transfers from GET D are expected to begin prior to the Maturity Date. Certificate Holders must transfer any portion of the value of their account ("Account Value") held in GET D to another investment option before an annuity option is elected.

Prior to the Maturity Date, Aetna will send a notice to each Certificate Holder with amounts in GET D reminding them that the Maturity Date is approaching and that another investment option must be elected. If no such election is made, on the Maturity Date Aetna will transfer the portion of the Account Value based on GET D to another available series of GET Fund. If no GET Fund series is available, 50% of the Account Value from GET D will be transferred to Aetna Variable Fund d/b/a Aetna Growth and Income VP, a growth and income fund. The remaining 50% of the Account Value from GET D will be transferred to Aetna Income Shares d/b/a Aetna Bond VP, a bond fund. The transfers will be made as of the next determined accumulation unit value.

The following information supplements the Fee Table contained in the Prospectus:

SEPARATE ACCOUNT ANNUAL EXPENSES

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the GET D investment option under the Contract)



Mortality and Expense Risk Charge ....................................  1.10%(1)
Administrative Charge ................................................  0.15%
GET Guarantee Charge (deducted daily during the Guaranteed Period) ...  0.25%
                                                                        -----
Maximum Total Separate Account Annual Expenses .......................  1.50%
                                                                        =====

(1) The above charge is the maximum Mortality and Expense Risk Charge under the Contract.




X.34370-98-1                                                 October 1998

Aetna GET Fund Series D Annual Expenses (As a percentage of average net assets)


                               INVESTMENT         OTHER         TOTAL FUND
                             ADVISORY FEE*     EXPENSES**     ANNUAL EXPENSES
                            ---------------   ------------   ----------------
Aetna GET Fund Series D           0.60%            0.15%           0.75%

 * 0.25% during the Offering Period. Thereafter, a management fee at an annual rate of 0.60% will apply during the Guaranteed Period.


** "Other Expenses" include an administrative fee on an annual basis of 0.075% of the average daily net assets of GET D and additional expenses which the investment adviser has agreed will not exceed on an annual basis 0.075% of the average daily net assets of GET D.


For more information regarding expenses paid out of assets of the Fund, see the GET D prospectus.


HYPOTHETICAL ILLUSTRATION (Example)--Aetna GET Fund Series D


THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the GET D investment option under the contract and a 5% return on assets.***



            EXAMPLE A                                   EXAMPLE B
            ---------                                   ---------
If you withdraw your entire Account          If you do not withdraw your Account
Value at the end of the periods shown,              ------
you would pay the following expenses,        Value, you would pay the following
including any applicable deferred            expenses (no deferred sales charge
sales charge:                                is reflected):
1 Year   3 Years   5 Years   10 Years        1 Year   3 Years   5 Years   10 Years
$86      $124      $157      $260            $23      $71       $121      $260

*** The Examples above assume that a mortality and expense risk charge of 1.10% on an annual basis, an administrative expense charge of 0.15% on an annual basis, a GET guarantee charge of 0.25% on an annual basis, and a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.019%, are assessed. Example A assumes that a deferred sales charge of 7% of Purchase Payments, grading down to 0% after 7 years, is assessed. (The expenses that you would pay under your particular Contract may be lower. Please refer to the Fee Table section of your Prospectus.)



X.34370-98-1                                                 October 1998

The following information supplements Appendix C of the Prospectus:


                                   APPENDIX C
                         DESCRIPTION OF UNDERLYING FUNDS


                           Aetna GET Fund (Series D)


Investment Objective

Seeks maximum total return without compromising a minimum targeted rate of return by participating in favorable equity market performance during the Guaranteed Period, from January 16, 1999, through January 15, 2004, the Maturity Date.

Policies

Prior to January 16, 1999, assets are invested entirely in money market instruments. After that date, assets are allocated between equities and fixed income securities. Equities principally include common stocks, preferred stocks, and convertible securities. Fixed income securities primarily include short-to intermediate term debt securities. Aeltus Investment Management, Inc. uses proprietary computer programs daily to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed components. Series D may also invest in other types of equity and debt securities and in options, futures, and other derivative instruments.

Risks

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. Bond values fluctuate based on changes in interest rates and in the credit quality of the issuer. Lower-rated bonds may be particularly sensitive to these factors. Investments in foreign securities involve risks that are in addition to those of U.S. investments. Derivative instruments can involve greater risk and may be less liquid and more volatile than conventional instruments. Consistent with the minimum targeted rate of return, a portion of Series D assets is invested in fixed income securities; therefore, Series D may not participate as fully in upward equity market movements as other equity funds.

Investment Adviser: Aeltus Investment Management, Inc.


X.34370-98-1                                                 October 1998

                              AETNA MARATHON PLUS


                           VARIABLE ANNUITY ACCOUNT B
                   Aetna Life Insurance and Annuity Company


                        Supplement Dated October 1, 1998
                           to May 1, 1998 Prospectus


This supplement describes Series D of Aetna GET Fund ("GET D"), an investment option which may be available under the Contract described by the Variable Annuity Account B Prospectus, and a guarantee offered by the Aetna Life Insurance and Annuity Company ("Aetna") in connection with investments in GET D. GET D may not be available in all jurisdictions or under all Contracts. See the prospectus for GET D for a more complete description of the Fund, including charges and expenses.

AETNA GET FUND--SERIES D

GET D seeks to achieve maximum total return without compromising a minimum targeted rate of return by participating in favorable equity market performance during the Guaranteed Period which runs from January 16, 1999 through January 15, 2004. GET D shares will be offered for a limited time period, from October 15, 1998 through the close of business on January 15, 1999 ("Offering Period"). Aeltus Investment Management, Inc. is the investment adviser to GET D.

THE GET FUND GUARANTEE

GET D will mature on January 15, 2004 ("Maturity Date"), which will end the Guaranteed Period for GET D. Aetna guarantees that the value of a GET D accumulation unit on the Maturity Date will not be less than the value of a GET D accumulation unit as valued after the close of business on the last day of the Offering Period. If necessary, Aetna will transfer funds from its General Account to GET D to offset any shortfall. THIS GUARANTEE DOES NOT APPLY TO WITHDRAWALS OR TRANSFERS MADE BEFORE THE MATURITY DATE. Such withdrawals or transfers are made at the actual accumulation unit value on the date of the transaction.

GET D is only available as an investment option during the accumulation period. GET D should not be selected if annuity payments or other withdrawals or transfers from GET D are expected to begin prior to the Maturity Date. Certificate Holders must transfer any portion of the value of their account ("Account Value") held in GET D to another investment option before an annuity option is elected.

Prior to the Maturity Date, Aetna will send a notice to each Certificate Holder with amounts in GET D reminding them that the Maturity Date is approaching and that another investment option must be elected. If no such election is made, on the Maturity Date Aetna will transfer the portion of the Account Value based on GET D to another available series of GET Fund. If no GET Fund series is available, 50% of the Account Value from GET D will be transferred to Aetna Variable Fund d/b/a Aetna Growth and Income VP, a growth and income fund. The remaining 50% of the Account Value from GET D will be transferred to Aetna Income Shares d/b/a Aetna Bond VP, a bond fund. The transfers will be made as of the next determined accumulation unit value.

The following information supplements the Fee Table contained in the Prospectus:

SEPARATE ACCOUNT ANNUAL EXPENSES

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the GET D investment option under the Contract)



Mortality and Expense Risk Charge ...................................  1.25%(1)
Administrative Charge ...............................................  0.15%
GET Guarantee Charge (deducted daily during the Guaranteed Period) ..  0.25%
                                                                       -----
Maximum Total Separate Account Annual Expenses ......................  1.65%
                                                                       =====

(1) The above charge is the maximum Mortality and Expense Risk Charge under the Contract.

X.ALIAC-98                                                    October 1998

Aetna GET Fund Series D Annual Expenses (As a percentage of average net assets)


                               INVESTMENT         OTHER         TOTAL FUND
                             ADVISORY FEE*     EXPENSES**     ANNUAL EXPENSES
                            ---------------   ------------   ----------------
Aetna GET Fund Series D           0.60%            0.15%           0.75%

 * 0.25% during the Offering Period. Thereafter, a management fee at an annual rate of 0.60% will apply during the Guaranteed Period.


** "Other Expenses" include an administrative fee on an annual basis of 0.075% of the average daily net assets of GET D and additional expenses which the investment adviser has agreed will not exceed on an annual basis 0.075% of the average daily net assets of GET D.


For more information regarding expenses paid out of assets of the Fund, see the GET D prospectus.



HYPOTHETICAL ILLUSTRATION (Example)--Aetna GET Fund Series D


THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.


The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the GET D investment option under the contract and a 5% return on assets.***


            EXAMPLE A                                   EXAMPLE B
            ---------                                   ---------
If you withdraw your entire Account          If you do not withdraw your Account
Value at the end of the periods shown,              ------
you would pay the following expenses,        Value, you would pay the following
including any applicable deferred            expenses (no deferred sales charge
sales charge:                                is reflected):
1 Year   3 Years   5 Years   10 Years        1 Year   3 Years   5 Years   10 Years
$87      $129      $164      $276            $25      $75       $129      $276

*** The Examples above assume that a mortality and expense risk charge of 1.25% on an annual basis, an administrative expense charge of 0.15% on an annual basis, a GET guarantee charge of 0.25% on an annual basis, and a $30 maintenance fee that has been converted to a percentage of assets equal to 0.019%, are assessed. Example A assumes that a deferred sales charge of 7% of Purchase Payments, grading down to 0% after 7 years, is assessed. (The expenses that you would pay under your particular Contract may be lower. Please refer to the Fee Table section of your Prospectus.)




X.ALIAC-98                                                   October 1998

The following information supplements Appendix C of the Prospectus:


                                   APPENDIX C
                        DESCRIPTION OF UNDERLYING FUNDS


                           Aetna GET Fund (Series D)


Investment Objective

Seeks maximum total return without compromising a minimum targeted rate of return by participating in favorable equity market performance during the Guaranteed Period, from January 16, 1999, through January 15, 2004, the Maturity Date.

Policies

Prior to January 16, 1999, assets are invested entirely in money market instruments. After that date, assets are allocated between equities and fixed income securities. Equities principally include common stocks, preferred stocks, and convertible securities. Fixed income securities primarily include short-to intermediate term debt securities. Aeltus Investment Management, Inc. uses proprietary computer programs daily to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed components. Series D may also invest in other types of equity and debt securities and in options, futures, and other derivative instruments.

Risks

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. Bond values fluctuate based on changes in interest rates and in the credit quality of the issuer. Lower-rated bonds may be particularly sensitive to these factors. Investments in foreign securities involve risks that are in addition to those of U.S. investments. Derivative instruments can involve greater risk and may be less liquid and more volatile than conventional instruments. Consistent with the minimum targeted rate of return, a portion of Series D assets is invested in fixed income securities; therefore, Series D may not participate as fully in upward equity market movements as other equity funds.

Investment Adviser: Aeltus Investment Management, Inc.







X.ALIAC-98                                                   October 1998

                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT B
                            VARIABLE LIFE ACCOUNT B
                    Aetna Life Insurance and Annuity Company


                        Supplement dated October 1, 1998
                        to Prospectus dated May 1, 1998


The information in this Supplement updates and amends the information contained in the Prospectus dated May 1, 1998 (the "Prospectus") and should be read with that Prospectus.


Information about the Aetna Value Opportunity VP investment option is amended as follows:


   Effective October 1, 1998, the sub-adviser for Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP will be Bradley, Foster & Sargent, Inc. Aeltus Investment Management, Inc. will continue to be the investment adviser to the Fund.

















X.VALOP-98                                                         October 1998

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
     (a) Financial Statements:
         (1)      Incorporated by reference in Part A:
                  Condensed Financial Information
         (2)      Incorporated by reference in Part B:
                  Financial Statements of Variable Annuity Account B:
                  - Statement of Assets and Liabilities as of December 31, 1997
                  - Statements of Operations and Changes in Net Assets for the
                    years ended December 31, 1997 and 1996
                  - Notes to Financial Statements
                  - Independent Auditors' Report
                  Financial Statements of the Depositor:
                  - Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended
                    December 31, 1997, 1996 and 1995
                  - Consolidated Balance Sheets as of December 31, 1997 and 1996
                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1997, 1996 and 1995
                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1997, 1996 and 1995
                  - Notes to Consolidated Financial Statements

(b)  Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
         (2)      Not applicable
         (3.1)    Selling Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Federated Broker Dealer Agreement (9/2/94)(4)
         (4.1)    Variable Annuity Contract G-CDA-97(NY)(5)
         (4.2)    Variable Annuity Contract Certificate GMCC-97(NY) to
                  Contract G-CDA-97(NY)(5)
         (4.3)    Variable Annuity Contract G-MP1(5/97)(6)
         (4.4)    Variable Annuity Contract Certificate MP1CERT(5/97)(6)
         (4.5)    Variable Annuity Contract I-MP1(5/97)(6)
         (4.6)    Variable Annuity Contract G-MP1(5/96)(7)
         (4.7)    Variable Annuity Contract Certificate MP1CERT(5/96)(7)
         (4.8)    Variable Annuity Contract I-MP1(5/96)(7)
         (4.9)    Variable Annuity Contract G-CDA-96(NY)(7)

         (4.10)   Variable Annuity Contract Certificate GMCC-96(NY)(7)
         (4.11)   Variable Annuity Contracts G-CDA-IC(NQ)(8)
         (4.12)   Variable Annuity Contract G-CDA-IC(IR)(8)
         (4.13)   Variable Annuity Contract I-CDA-IC(NQ/MP)(8)
         (4.14)   Variable Annuity Contract I-CDA-IC(IR/MP)(8)
         (4.15)   Variable Annuity Certificate GMCC-IC(NQ)(8)
         (4.16)   Variable Annuity Contracts and Certificates G-CDA-IC(IR/NY),
                  GMCC-IC(IR/NY), G-CDA-IC(NQ/NY), and GMCC-IC(NQ/NY)(9)
         (4.17)   Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
         (4.18)   Endorsements MP1QP(5/97) and I-MP1QP(5/97) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
         (4.19)   Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
         (4.20)   Endorsements MP1DC(5/97) and I-MP1DC(5/97) to Contract
                  G-MP1(5/96) and Certificate MP1CERT(5/96)(7)
         (4.21)   Endorsement G-MP1IRA(11/96) to Contract G-CDA-96(NY) and
                  Certificate GMCC-96(NY)(7)
         (4.22)   Endorsement I-MP1END(9/97) to Contract I-MP1(5/96)(6)
         (4.23)   Endorsement E1-MPROTH-97 to Contract G-MP1(5/97)(5)
         (4.24)   Endorsement EI1MPROTH-97 to Contract I-MP1(5/97)(5)
         (4.25)   Endorsement MP1IRA(11/97) to Contract G-MP1(5/97)(5)
         (4.26)   Endorsement I-MP1IRA(11/97) to Contract I-MP1(5/97)(5)
         (4.27)   Endorsement MP1END(9/97) to Contract G-MP1(5/97) and
                  Certificate MP1CERT(5/97)(10)
         (4.28)   Endorsement I-MP1END(9/97) to Contract I-MP1(5/97)(10)
         (4.29)   Endorsement MPNQEND(4/95) to Contract G-CDA-IC(NQ)(11)
         (4.30)   Endorsement MPIREND(4/95) to Contract G-CDA-IC(IR)(11)
         (4.31)   Endorsement IMPNQEND(4/95) to Contract I-CDA-IC(NQ/MP)(11)
         (4.32)   Endorsement IMPIREND(4/95) to Contract I-CDA-IC(IR/MP)(11)
         (4.33)   Endorsement EMPGET98 to Contract G-MP1(5/97) and Certificate
                  (MP1CERT(5/97))
         (4.34)   Endorsement MPNQCERTEND(4/95) to Certificate GMCC-IC(NQ)(11)
         (4.35)   Endorsement MPIRCERTEND(4/95) to Certificate GMCC-IC(IR)(11)
         (4.36)   Contract Schedule I Accumulation Period (G-MP1(11/97)-5)
                  to Group Contract (G-MP1(5/97))(5)
         (4.37)   Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to
                  Individual Contract (I-MP1(5/97))(5)
         (5.1)    Variable Annuity Contract Application MPAPPNY(1/96)(5)
         (5.2)    Variable Annuity Contract Application (300-MAR-IB)(12)

         (5.3)    Variable Annuity Contract Application (710.6.13)(12)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(13)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(14)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(15)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement by and among Aetna Life
                  Insurance and Annuity Company and Aetna Variable Fund, Aetna
                  Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
                  Inc., Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc., dated as of May 1, 1998(16)
         (8.2)    Service Agreement between Aeltus Investment Management, Inc.
                  and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc., on behalf of each of its series dated as of May 1, 1998(16)
         (8.3)    Fund Participation Agreement (Amended and Restated) between
                  Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(3)
         (8.4)    Fund Participation Agreement among Calvert Responsibly
                  Invested Balanced Portfolio, Calvert Asset Management Company,
                  Inc. and Aetna Life Insurance and Annuity Company dated
                  December 1, 1997(17)
         (8.5)    Service Agreement between Calvert Asset Management Company,
                  Inc. and Aetna Life Insurance and Annuity Company dated
                  December 1, 1997(17)
         (8.6)    Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company, Insurance Management Series and Federated
                  Advisors dated July 1, 1994(18)
         (8.7)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996 and March 1, 1996(14)
         (8.8)    Fifth Amendment, dated as of May 1, 1997, to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996 and March 1, 1996(6)
         (8.9)    Sixth Amendment dated November 6, 1997 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996 and May 1, 1997(19)
         (8.10)   Seventh Amendment dated as of May 1, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996, March 1, 1996, May 1, 1997 and November 6, 1997(16)
         (8.11)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1, 1996(14)
         (8.12)   Fifth Amendment, dated as of May 1, 1997, to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1, 1996(6)
         (8.13)   Sixth Amendment dated as of January 20, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996 and May 1, 1997(20)
         (8.14)   Seventh Amendment dated as of May 1, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996, May 1, 1997 and January 20,
                  1998(16)
         (8.15)   Service Agreement between Aetna Life Insurance and Annuity
                  Company and Fidelity Investments Institutional Operations
                  Company dated as of November 1, 1995(21)
         (8.16)   Amendment dated January 1, 1997 to Service Agreement between
                  Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company dated as of
                  November 1, 1995(6)
         (8.17)   Fund Participation Agreement among Janus Aspen Series and
                  Aetna Life Insurance and Annuity Company and Janus Capital
                  Corporation dated December 8, 1997(22)
         (8.18)   Service Agreement between Janus Capital Corporation and Aetna
                  Life Insurance and Annuity Company dated December 8, 1997(22)
         (8.19)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation regarding
                  Natural Resources Trust dated December 1, 1988 and amended
                  February 11, 1991(3)

         (8.20)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Lexington Emerging Markets Fund, Inc. and
                  Lexington Management Corporation (its investment advisor)
                  dated April 28, 1994(2)
         (8.21)   Fund Participation Agreement among MFS Variable Insurance
                  Trust, Aetna Life Insurance and Annuity Company and
                  Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November
                  28, 1997(16)
         (8.22)   Fourth Amendment dated May 1, 1998 to the Fund Participation
                  Agreement by and among MSF Variable Insurance Trust, Aetna
                  Life Insurance and Annuity Company and Massachusetts Financial
                  Services Company dated April 30, 1996, and amended on
                  September 3, 1996, March 14, 1997 and November 28, 1997(23)
         (8.23)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Oppenheimer Variable Annuity Account Funds
                  and Oppenheimer Funds, Inc. dated March 11, 1997(18)
         (8.24)   Service Agreement between Oppenheimer Funds, Inc. and Aetna
                  Life Insurance and Annuity Company dated March 11, 1997(18)
         (8.25)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Investors Research Corporation and TCI
                  Portfolios, Inc. dated July 29, 1992 and amended December 22,
                  1992 and June 1, 1994(3)
         (8.26)   Administrative Service Agreement between Aetna Life Insurance and Annuity Company and Agency, Inc.(2)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(8)
         (14)     Not applicable
         (15.1)   Powers of Attorney(23)
         (15.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).
2. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006805).
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122), as filed electronically on August 16, 1995 (Accession No. 0000950109-95-003265).

5. Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on December 16, 1997 (Accession No. 0000950146-97-001918).
6. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).
7. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on February 21, 1997 (Accession No. 0000950146-97-000226).
8. Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 17, 1998 (Accession No. 0000950146-98-000658).
9. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed electronically on September 19, 1995 (Accession No. 0000950109-95-003821).
10. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on February 12, 1998 (Accession No. 0000950146-98-000194).
11. Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on February 27, 1998 (Accession No. 0000950146-98-000311).
12. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on August 18, 1997 (Accession No. 0000950146-97-001290).
13. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).
14. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).
15. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).
16. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed electronically on June 8, 1998 (Accession No. 0000950146-98-000983).
17. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 19, 1998 (Accession No. 0000950146-98-000248).
18. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

19. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).
20. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).
21. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).
22. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).
23. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 (Accession No. 0000950146-98-001283).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*        Positions and Offices with Depositor
-----------------        ------------------------------------

Thomas J. McInerney      Director and President

Shaun P. Mathews         Director and Senior Vice President

Catherine H. Smith       Director, Chief Financial Officer and Senior Vice
                         President

Deborah Koltenuk         Vice President, Treasurer and Corporate Controller

Frederick D. Kelsven     Vice President and Chief Compliance Officer

Kirk P. Wickman          Vice President, General Counsel and Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on September 10, 1998 (Accession No. 0000950146-98-001550).

Item 27. Number of Contract Owners

     As of July 31, 1998, there were 69,623 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director, officer, employee or agent of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1997:

    (1)                      (2)                      (3)                   (4)                  (5)

Name of                 Net Underwriting          Compensation on
Principal               Discounts and             Redemption or          Brokerage
Underwriter             Commissions               Annuitization          Commissions        Compensation*
-----------             ----------------          ---------------        -----------        -------------
Aetna Life Insurance                                 $347,583                                $29,637,063
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-34370) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 14 day of September, 1998.

                                   VARIABLE ANNUITY ACCOUNT B OF AETNA
                                   LIFE INSURANCE AND ANNUITY COMPANY
                                        (Registrant)

                             By:   AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                        (Depositor)

                             By:   Thomas J. McInerney*
                                  --------------------------------------------
                                   Thomas J. McInerney
                                   President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.

Signature                             Title                           Date
---------                             -----                           ----
Thomas J. McInerney*          Director and President             )
-------------------------     (principal executive officer       )
Thomas J. McInerney                                              )
                                                                 )
                                                                 )
Shaun P. Mathews*             Director                           )   September
-------------------------                                        )   14, 1998
Shaun P. Mathews                                                 )
                                                                 )
                                                                 )
Catherine H. Smith*           Director and Chief                 )
-------------------------     Financial Officer                  )
Catherine H. Smith                                               )
                                                                 )
                                                                 )
Deborah Koltenuk*             Vice President, Treasurer          )
-------------------------     and Corporate Controller           )
Deborah Koltenuk                                                 )



By:  /s/ Julie E. Rockmore
     ----------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.   Exhibit                                                                       Page
-----------   -------                                                                       ----
99-B.1        Resolution of the Board of Directors of Aetna Life Insurance and Annuity        *
              Company establishing Variable Annuity Account B

99-B.3.1      Selling Agreement                                                               *

99-B.3.2      Alternative Form of Wholesaling Agreement and Related Selling Agreement         *

99-B.3.3      Federated Broker Dealer Agreement (9/2/94)                                      *

99-B.4.1      Variable Annuity Contract G-CDA-97(NY)                                          *

99-B.4.2      Variable Annuity Contract Certificate GMCC-97(NY) to Contract G-CDA-97(NY)      *

99-B.4.3      Variable Annuity Contract G-MP1(5/97)                                           *

99-B.4.4      Variable Annuity Contract Certificate MP1CERT(5/97)                             *

99-B.4.5      Variable Annuity Contract I-MP1(5/97)                                           *

99-B.4.6      Variable Annuity Contract G-MP1(5/96)                                           *

99-B.4.7      Variable Annuity Contract Certificate MP1CERT(5/96)                             *

99-B.4.8      Variable Annuity Contract I-MP1(5/96)                                           *

99-B.4.9      Variable Annuity Contract G-CDA-96(NY)                                          *

99-B.4.10     Variable Annuity Contract Certificate GMCC-96(NY)                               *

99-B.4.11     Variable Annuity Contracts G-CDA-IC(NQ)                                         *

99-B.4.12     Variable Annuity Contract G-CDA-IC(IR)                                          *

99-B.4.13     Variable Annuity Contract I-CDA-IC(NQ/MP)                                       *

99-B.4.14     Variable Annuity Contract I-CDA-IC(IR/MP)                                       *

*Incorporated by reference

Exhibit No.   Exhibit                                                                       Page
-----------   -------                                                                       ----
99-B.4.15     Variable Annuity Certificate GMCC-IC(NQ)                                        *

99-B.4.16     Variable Annuity Contracts and Certificates                                     *
              G-CDA-IC(IR/NY), GMCC-IC(IR/NY), G-CDA-IC(NQ/NY), and GMCC-IC(NQ/NY)

99-B.4.17     Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to Contract G-MP1(5/96) and        *
              Certificate MP1CERT(5/96)

99-B.4.18     Endorsements MP1QP(5/97) and I-MP1QP(5/97) to Contract                          *
              G-MP1(5/96) and Certificate MP1CERT(5/96)

99-B.4.19     Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to Contract G-MP1(5/96) and        *
              Certificate MP1CERT(5/96)

99-B.4.20     Endorsements MP1DC(5/97) and I-MP1DC(5/97) to Contract G-MP1(5/96) and          *
              Certificate MP1CERT(5/96)

99-B.4.21     Endorsement G-MP1IRA(11/96)) to Contract                                        *
              G-CDA-96(NY) and Certificate GMCC-96(NY)

99-B.4.22     Endorsement I-MP1END(9/97) to Contract I-MP1(5/96)                              *

99-B.4.23     Endorsement E1-MPROTH-97 to Contract G-MP1(5/97)                                *

99-B.4.24     Endorsement EI1MPROTH-97 to Contract I-MP1(5/97)                                *

99-B.4.25     Endorsement MP1IRA(11/97) to Contract G-MP1(5/97)                               *

99-B.4.26     Endorsement I-MP1IRA(11/97) to Contract I-MP1(5/97)                             *

99-B.4.27     Endorsement MP1END(9/97) to Contract G-MP1(5/97) and Certificate MP1CERT(5/97)  *

99.B.4.28     Endorsement I-MP1END(9/97) to Contract I-MP1(5/97)                              *

99-B.4.29     Endorsement MPNQEND(4/95) to Contract G-CDA-IC(NQ)                              *

99-B.4.30     Endorsement MPIREND(4/95) to Contract G-CDA-IC(IR)                              *

*Incorporated by reference

Exhibit No.   Exhibit                                                                       Page
-----------   -------                                                                       ----
99-B.4.31     Endorsement IMPNQEND(4/95) to Contract                                          *
              I-CDA-IC(NQ/MP)

99-B.4.32     Endorsement IMPIREND(4/95) to Contract I-CDA-IC(IR/MP)                          *

99-B.4.33     Endorsement EMPGET98 to Contract G-MP1(5/97) and Certificate (MP1CERT(5/97))  ----


99-B.4.34     Endorsement MPNQCERTEND(4/95) to Certificate                                    *
              GMCC-IC(NQ)

99-B.4.35     Endorsement MPIRCERTEND(4/95) to Certificate                                    *
              GMCC-IC(IR)

99-B.4.36     Contract Schedule I Accumulation Period (G-MP1(11/97)-5) to Group Contract      *
              (G-MP1(5/97))

99-B.4.37     Contract Schedule I Accumulation Period (I-MP1(11/97)-5) to Individual Contract *
              (I-MP1(5/97))

99-B.5.1      Variable Annuity Contract Application MPAPPNY(1/96)                             *

99-B.5.2      Variable Annuity Contract Application (300-MAR-IB)                              *

99-B.5.3      Variable Annuity Contract Application (710.6.13)                                *

99-B.6.1      Certificate of Incorporation of Aetna Life Insurance and Annuity Company        *

99-B.6.2      Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity   *
              Company

9-B.6.3       By-Laws as amended September 17, 1997 of Aetna Life Insurance and               *
              Annuity Company

*Incorporated by reference

Exhibit No.   Exhibit                                                                        Page
-----------   -------                                                                        ----
99-B.8.1      Fund Participation Agreement by and among Aetna Life Insurance and              *
              Annuity Company and Aetna Variable Fund, Aetna Variable Encore
              Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
              on behalf of each of its series, Aetna Generation Portfolios,
              Inc., on behalf of each of its series, and Aetna Variable
              Portfolios, Inc. on behalf of each of its series and Aeltus
              Investment Management, Inc., dated as of May 1, 1998

99-B.8.2      Service Agreement between Aeltus Investment Management, Inc. and                *
              Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
              Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
              behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc., on behalf of each of its series dated as of May 1, 1998

99-B.8.3      Fund Participation Agreement (Amended and Restated) between Aetna               *
              Life Insurance and Annuity Company, Alger American Fund and Fred
              Alger Management, Inc. dated as of March 31, 1995

99-B.8.4      Fund Participation Agreement among Calvert Responsibly Invested                 *
              Balanced Portfolio, Calvert Asset Management Company, Inc. and
              Aetna Life Insurance and Annuity Company dated December 1, 1997

99-B.8.5      Service Agreement between Calvert Asset Management Company, Inc.                *
              and Aetna Life Insurance and Annuity Company dated December 1,
              1997

99-B.8.6      Fund Participation Agreement by and among Aetna Life Insurance                  *
              and Annuity Company, Insurance Management Series and Federated
              Advisors dated July 1, 1994

99-B.8.7      Fund Participation Agreement between Aetna Life Insurance                       *
              and Annuity Company, Variable Insurance Products Fund
              and Fidelity Distributors Corporation dated February 1,
              1994 and amended on December 15, 1994, February 1, 1995,
              May 1, 1995, January 1, 1996 and March 1, 1996

*Incorporated by reference

Exhibit No.   Exhibit                                                                       Page
-----------   -------                                                                       ----
99-B.8.8      Fifth Amendment, dated as of May 1, 1997, to the Fund Participation             *
              Agreement between Aetna Life Insurance and Annuity Company,
              Variable Insurance Products Fund and Fidelity Distributors
              Corporation dated February 1, 1994 and amended on December 15,
              1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
              1996

99-B.8.9      Sixth Amendment dated November 6, 1997 to the Fund Participation                *
              Agreement between Aetna Life Insurance and Annuity Company,
              Variable Insurance Products Fund and Fidelity Distributors
              Corporation dated February 1, 1994 and amended on December 15,
              1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
              1996 and May 1, 1997

99-B.8.10     Seventh Amendment dated as of May 1, 1998 to the Fund Participation             *
              Agreement between Aetna Life Insurance and Annuity Company,
              Variable Insurance Products Fund and Fidelity Distributors
              Corporation dated February 1, 1994 and amended on December 15,
              1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
              1996, May 1, 1997 and November 6, 1997

99-B.8.11     Fund Participation Agreement between Aetna Life Insurance
              and Annuity Company, Variable Insurance Products Fund II and                    *
              Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
              January 1, 1996, and March 1, 1996

99-B.8.12     Fifth Amendment, dated as of May 1, 1997, to the Fund Participation             *
              Agreement between Aetna Life Insurance and Annuity Company,
              Variable Insurance Products Fund II and Fidelity Distributors
              Corporation dated February 1, 1994 and amended on December 15,
              1994, February 1, 1995, May 1, 1995, January 1, 1996, and March 1,
              1996

99.B-8.13     Sixth Amendment dated as of January 20, 1998 to the Fund Participation          *
              Agreement between Aetna Life Insurance and Annuity Company,
              Variable Insurance Products Fund II and Fidelity Distributors
              Corporation dated February 1, 1994 and amended on December 15,
              1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
              1996 and May 1, 1997

*Incorporated by reference

Exhibit No.   Exhibit                                                                       Page
-----------   -------                                                                       ----
99-B.8.14     Seventh Amendment dated as of May 1, 1998 to the Fund Participation             *
              Agreement between Aetna Life Insurance and Annuity Company,
              Variable Insurance Products Fund II and Fidelity Distributors
              Corporation dated February 1, 1994 and amended on December 15,
              1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
              1996, May 1, 1997 and January 20, 1998

99-B.8.15     Service Agreement between Aetna Life Insurance and Annuity Company              *
              and Fidelity Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.16     Amendment dated January 1, 1997 to Service Agreement between Aetna              *
              Life Insurance and Annuity Company and Fidelity Investments
              Institutional Operations Company dated as of November 1, 1995

99-B.8.17     Fund Participation Agreement among Janus Aspen Series and Aetna                 *
              Life Insurance and Annuity Company and Janus Capital Corporation
              dated December 8, 1997

99-B.8.18     Service Agreement between Janus Capital Corporation and Aetna Life              *
              Insurance and Annuity Company dated December 8, 1997

99-B.8.19     Fund Participation Agreement between Aetna Life Insurance and                   *
              Annuity Company and Lexington Management Corporation regarding
              Natural Resources Trust dated December 1, 1988 and amended
              February 11, 1991

99-B.8.20     Fund Participation Agreement between Aetna Life Insurance and                   *
              Annuity Company, Lexington Emerging Markets Fund, Inc. and
              Lexington Management Corporation (its investment advisor) dated
              April 28, 1994

99-B.8.21     Fund Participation Agreement among MFS Variable Insurance                       *
              Trust, Aetna Life Insurance and Annuity Company and
              Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997

*Incorporated by reference

Exhibit No.   Exhibit                                                                       Page
-----------   -------                                                                       ----
99-B.8.22     Fourth Amendment dated May 1, 1998 to the Fund                                  *
              Participation Agreement by and  among MSF Variable
              Insurance Trust, Aetna Life Insurance and Annuity Company
              and Massachusetts Financial Services Company dated April
              30, 1996, and amended on September 3, 1996, March 14,
              1997 and November 28, 1997

99-B.8.23     Fund Participation Agreement between Aetna Life Insurance                       *
              and Annuity Company and Oppenheimer Variable Annuity Account
              Funds and Oppenheimer Funds, Inc. dated March 11, 1997

99-B.8.24     Service Agreement between Oppenheimer Funds, Inc. and Aetna                     *
              Life Insurance and Annuity Company dated March 11, 1997

99-B.8.25     Fund Participation Agreement between Aetna Life Insurance and                   *
              Annuity Company, Investors Research Corporation and TCI
              Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.8.26     Administrative Service Agreement between Aetna Life Insurance                   *
              and Annuity Company and Agency, Inc.

99-B.9        Opinion and Consent of Counsel                                               -----

99-B.10       Consent of Independent Auditors                                              -----

99-B.13       Schedule for Computation of Performance Data                                    *

99-B.15.1     Powers of Attorney                                                              *

99-B.15.2     Authorization for Signatures                                                    *

*Incorporated by reference